SHARE-BASED PAYMENTS - Stock-based Compensation (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	$ 7,165,611	$ 3,043,419
General and administration
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	5,865,971	1,293,037
Patient service expense
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	512,956	93,414
Research and development
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	672,280	1,598,231
Sales and marketing
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	114,404	58,737
Stock Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	7,042,974	1,275,457
Long Term Incentive Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense		241,524
Jamaica Facility Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock-based compensation expense	$ 122,637	$ 1,526,438